Document and Entity Information	Jan. 22, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 22, 2020
Entity Registrant Name	E*TRADE Financial Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-11921
Entity Tax Identification Number	94-2844166
Entity Address, Address Line One	671 N. Glebe Road
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22203
City Area Code	646
Local Phone Number	521-4340
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001015780
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ETFC
Security Exchange Name	NASDAQ